Exhibit 99.60

Client Name:
Client Project Name:	DRMT 2026-INV2
Start - End Dates:	11/25/2025 - 2/2/2026
Deal Loan Count:	21

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	XXXX	Loan parameters do not meet guidelines	1
Credit	Terms/Guidelines	XXXX	SG Capital Delivery Restrictions -1	1
Credit	Credit/Mtg History	XXXX	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	LTV/CLTV	XXXX	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Property Valuations	Property	XXXX	Property Issues Indicated	1
Total				5

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